INVENTORY, NET	6 Months Ended
Jun. 30, 2021
Inventories [Abstract]
INVENTORY, NET	INVENTORY, NET

(US$ MILLIONS)	June 30, 2021	December 31, 2020
Raw materials and consumables	$953	$980
Fuel products (1)	697	648
Work in progress	614	638
RTFO certificates (2)	464	365
Finished goods and other (3)	1,223	1,065
Carrying amount of inventories	$3,951	$3,696
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(1)Fuel products that are traded in active markets are purchased with a view to resell in the near future. As a result, these stocks of fuel products are recorded at fair value based on quoted market prices.
(2)Renewable Transport Fuel Obligations (“RTFO”) certificates held for trading as at June 30, 2021 have a fair value of $nil (December 31, 2020: $25 million). There is no externally quoted marketplace for the valuation of RTFO certificates. In order to value these contracts, the partnership has adopted a pricing methodology combining both observable inputs based on market data and assumptions developed internally based on observable market activity.
(3)Finished goods and other are mainly composed of finished goods inventory in the infrastructure services and industrials segments.